FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	9 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
Financial Instruments And Risk Management
Derivative liabilities	$ 2,727,729	$ 1,277,200
Expected credit loss loans receivable	356,070
Cash	447,471	$ 4,305,461
Current financial liabilities	$ 5,131,410